Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2015
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities

NOTE 7 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	June 30,	December 31,
	2015	2014
Taxes payable	$12.8	$6.2
Rebates, credits and discounts due to customers	11.1	8.2
Insurance	6.4	6.3
Costs to sell discontinued operations	5.0	—
Bonuses	4.1	4.5
Vacation pay	2.7	2.9
Salaries and wages	2.7	2.2
Restructuring reserves	2.1	0.2
Employee benefit plans	2.0	2.6
Professional fees	1.5	0.7
Other	5.0	6.2

	$55.4	40.0